TRADE ACCOUNTS RECEIVABLE (Allowance for doubtful accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	$ (13,704)
(Impairment) Reversal of impairment of trade accounts receivable	2,150	$ (2,617)
Balance, end of fiscal year	(15,394)	(13,704)
Allowance for doubtful accounts
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	(13,704)	(18,994)
(Impairment) Reversal of impairment of trade accounts receivable	(2,150)	2,617
Write-off of trade accounts receivable	460	2,673
Balance, end of fiscal year	$ (15,394)	$ (13,704)